Issued capital (Details) - EUR (€)								12 Months Ended
	Dec. 20, 2024	Jul. 01, 2024	Feb. 05, 2024	Jun. 30, 2023	Mar. 21, 2023	Jun. 28, 2022	Apr. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Capital stock								€ 7,576,000,000	€ 8,092,000,000	€ 8,397,000,000	€ 8,670,000,000
Share capital (in shares)								15,152,492,322	16,184,146,059	16,794,401,584	17,340,641,302
Nominal value per share (in euro per share)								€ 0.50	€ 0.50	€ 0.50	€ 0.50
Reduction of issued capital								€ 93,000,000	€ 0	€ 0
Purchase of treasury shares (in shares)								930,610,636	911,293,677
Crest depositary interest, share equivalent (in shares)								1
American depositary receipt, share equivalent (in shares)								1
Percentage of equity interests held by significant shareholders, minimum threshold								3.00%
Percentage of equity interests held by a single shareholder residing in tax haven, minimum threshold								1.00%
Number of shares owned by third parties managed by Group management companies (in shares)								40,000,000	36,000,000	50,000,000
Shares owned by third parties managed by Group management companies, percentage of share capital								0.26%	0.22%	0.30%
Shares owned by third parties and received as security (in shares)								78,000,000
Shares owned by third parties received as security, percentage of share capital								0.51%
2022 program
Disclosure of classes of share capital [line items]
Purchase of treasury shares (in shares)								220,942,806
2023 Program
Disclosure of classes of share capital [line items]
Purchase of treasury shares (in shares)									286,842,316
State Street Bank and Trust Company
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								15.26%
Chase Nominees Limited
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								6.01%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								7.16%
Citibank New York
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								3.99%
BNP Paribas
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								3.36%
(-) Own shares
Disclosure of classes of share capital [line items]
Share capital (in shares)								15,529,459	297,815,673	243,689,025
Reduction of issued capital	€ 170,890,625	€ 165,652,500	€ 179,283,743.5	€ 134,924,476.5	€ 170,203,286	€ 143,154,722.5	€ 129,965,136.5	€ (4,294,000,000)	€ (1,900,000,000)	€ (1,706,000,000)
Redemption of treasury shares, shares	341,781,250	331,305,000	358,567,487	269,848,953	340,406,572	286,309,445	259,930,273